Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally relating to personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. Currently, the Company is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

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The Company has guaranteed to the respective banks the performance of the loan agreements entered into by Spacegas Inc., Financial Power Inc. and MGC Agressive Holdings Inc. (Note 7). The vessels owned by these entities have been provided as collateral to secure these loan agreements. Total outstanding loan balances and accrued interest of Spacegas Inc., Financial Power Inc. and MGC Agressive Holdings Inc. as of December 31, 2023 amounted to $34,000,000 and $524,262, respectively. The Company assigns a remote possibility of default to the abovementioned loan agreements and hence has not established any provisions for losses relating to this matter. With regards to the guarantee provided for the loan agreement entered into by MGC Agressive Holdings Inc., the joint venture party owning 49% equity interest in MGC Agressive Holdings Inc. has provided a counter guarantee to the Company amounting to 49% of the outstanding loan balances of MGC Agressive Holdings Inc. Total outstanding loan balances and accrued interest of MGC Agressive Holdings Inc. as of December 31, 2023 amounted to $27,000,000 and $483,671, respectively.

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time and bareboat charter contracts as of December 31, 2023, amount to $83,597,548 during 2024, $37,759,059 during 2025, $28,842,000 during 2026 and $14,042,945 during 2027.